UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [ x ]; Amendment Number: 1
This Amendment (Check only one):	[  ] is a restatement
					[ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		FMR LLC
Address:	82 Devonshire Street
		Boston, MA  02109

13F File Number:	28-451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Scott C. Goebel
Title:	Senior Vice President and Deputy General Counsel
        Fidelity Management & Research Company
Phone:	617-563-0371

Signature, Place, and Date of Signing:


/s/ Scott C. Goebel     	Boston, MA	September 3, 2008

Report Type (Check only one.):
[ X]		13F HOLDINGS REPORT.

[  ] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		4

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$428,575   (x1000)


List of Other Included Managers:

No.	Form 13F File Number	Name

 1	28-450			Fidelity Management & Research Company
 5	28-6639			FMR Co., Inc.
 6    	28-12283              	Pyramis Global Advisors Trust Company
 7	28-12282		Pyramis Global Advisors, LLC



                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT             -----VOTING AUTHORITY-----
NAME OF ISSUER               . -TITLE OF CLASS- --CUSIP--   X$1000  PRN AMT PRN CALL DSCRETN.-MANAGERS      SOLE   SHARED     NONE
LOGITECH INTL SA               SHS              H50430232   204652   7648768 SH       DEFINED 1 5              0        0  7648768
LOGITECH INTL SA               SHS              H50430232     1164     43525 SH       DEFINED 6            43525        0        0
LOGITECH INTL SA               SHS              H50430232    10694    400000 SH       DEFINED 7           400000        0        0
FRONTLINE LTD                  SHS              G3682E127       82 	1172 SH       DEFINED 1 5              0        0     1172
TOWER SEMICONDUCTOR LTD        ORD              M87915100     1617   1947900 SH       DEFINED 1 5              0        0  1947900
UBS AG                         SHS NEW		H89231338    99958   4810444 SH       DEFINED 1 5              0        0  4810444
UBS AG                         SHS NEW          H89231338    98343   4718945 SH       DEFINED 6          4718945        0        0
UBS AG                         SHS NEW          H89231338    12065    578909 SH       DEFINED 7           578909        0        0